Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1) (2)	Value of Initial Fixed $100 Investment Based on		Net Income ($ thousands)	Company Selected Measure (4)	SUPPLEMENTAL MEASURE:
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)			3-Year Return on Average Equity (4)
2022	3,375,572	2,901,940	1,472,753	1,397,422	94.09	98.78	183,008	N/A	7.4%
2021	3,445,367	1,956,387	1,116,582	813,038	86.70	97.38	186,840	N/A	8.5%
2020	3,102,048	(436,596)	985,536	220,071	84.94	82.85	155,215	N/A	(12.9)%

Named Executive Officers, Footnote [Text Block]	In all years, Robert Rowe was our PEO. For 2022, our other NEOs were Brian Bird, Crystal Lail, Heather Grahame and Curtis Pohl. For 2021, our other NEOs were Brian Bird, Crystal Lail, Heather Grahame, Curtis Pohl and Bobbi Schroeppel. For 2020, our other NEOs were Brian Bird, Heather Grahame, Curtis Pohl and Bobbi Schroeppel.
Peer Group Issuers, Footnote [Text Block]
Our 2022 Peer Group
Our Compensation Committee (a) selects the members of our peer group and periodically examines whether peers continue to meet the criteria for inclusion described below, and (b) uses our peer group for both compensation and performance benchmarking. As part of the peer group selection process, the Compensation Committee receives advice from its independent compensation consultant to create a peer group that includes companies that: (1) maintain a regulated utility industry perspective which emphasizes operational excellence and customer satisfaction as a means to create shareholder value; (2) reflect our labor market for key executive talent and are part of high-cost geographic areas; and (3) have similar revenue, market capitalization and return-based measures of performance.
For 2022, based on these criteria and the advice of its independent compensation consultant, our Compensation Committee did not make any changes to our peer group from 2021.

2022 Peer Group

ALLETE, Inc. (ALE)
Avista Corporation (AVA)
Black Hills Corporation (BKH)
IDACORP, Inc. (IDA)
MGE Energy Inc. (MGEE)
NorthWestern Energy (NWE)
Northwest Natural Holding Co. (NWN)
OGE Energy Corp. (OGE)
ONE Gas Inc. (OGS)
Otter Tail Corporation (OTTR)
PNM Resources Inc. (PNM)
Portland General Electric Company (POR)
Spire Inc. (SR)
Market Capitalization (1)	Revenue (2)

(1)     Market capitalization range of our peer group as of February 9, 2023.
(2)     Range of publicly available trailing twelve months total revenues for our peer group as of February 9, 2023.

PEO Total Compensation Amount	$ 3,375,572	$ 3,445,367	$ 3,102,048
PEO Actually Paid Compensation Amount	$ 2,901,940	1,956,387	(436,596)
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Determine CAP for PEO	2022	2021	2020
Summary Compensation Table (SCT) Total	$3,375,572	$3,445,367	$3,102,048
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$—	$(77,372)	$(165,530)
Increase for "Service Cost" for Pension Plans	$30,723	$44,145	$54,333
Increase for "Prior Service Cost" for Pension Plans	$—	$—
Deduction for stock awards amounts reported in the SCT	$(1,940,934)	$(1,906,246)	$(1,698,500)
Fair value of current year equity awards at year-end	$2,554,097	$1,253,305	$1,267,128
Change in value of prior years' awards unvested at year-end	$(1,152,262)	$(749,144)	$(628,926)
Change in value of prior years' awards that vested during current year	$34,744	$(53,668)	$(2,367,149)
Deduction of value of prior years' awards that were forfeited during year	$—	$—	$—
Dividends	$—	$—	$—
Total adjustments	$(473,632)	$(1,488,980)	$(3,538,644)
CAP Total	$2,901,940	$1,956,387	$(436,596)

Adjustments to Determine Average CAP for Non-PEO NEOs	2022	2021	2020
Summary Compensation Table (SCT) Total	$1,472,753	$1,116,582	$985,536
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$—	$(2,842)	$(29,693)
Increase for "Service Cost" for Pension Plans	$9,746	$10,230	$9,606
Increase for "Prior Service Cost" for Pension Plans	$—	$—	$—
Deduction for stock awards amounts reported in the SCT	$(750,143)	$(451,752)	$(370,377)
Fair value of current year equity awards at year-end	$916,343	$296,729	$273,952
Change in value of prior years' awards unvested at year-end	$(259,428)	$(145,623)	$(135,161)
Change in value of prior years' awards that vested during current year	$8,151	$(10,286)	$(513,792)
Deduction of value of prior years' awards that were forfeited during year	$—	$—	$—
Dividends	$—	$—	$—
Total adjustments	$(75,331)	$(303,544)	$(765,465)
CAP Total	$1,397,422	$813,038	$220,071

Non-PEO NEO Average Total Compensation Amount	$ 1,472,753	1,116,582	985,536
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,397,422	813,038	220,071
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Determine CAP for PEO	2022	2021	2020
Summary Compensation Table (SCT) Total	$3,375,572	$3,445,367	$3,102,048
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$—	$(77,372)	$(165,530)
Increase for "Service Cost" for Pension Plans	$30,723	$44,145	$54,333
Increase for "Prior Service Cost" for Pension Plans	$—	$—
Deduction for stock awards amounts reported in the SCT	$(1,940,934)	$(1,906,246)	$(1,698,500)
Fair value of current year equity awards at year-end	$2,554,097	$1,253,305	$1,267,128
Change in value of prior years' awards unvested at year-end	$(1,152,262)	$(749,144)	$(628,926)
Change in value of prior years' awards that vested during current year	$34,744	$(53,668)	$(2,367,149)
Deduction of value of prior years' awards that were forfeited during year	$—	$—	$—
Dividends	$—	$—	$—
Total adjustments	$(473,632)	$(1,488,980)	$(3,538,644)
CAP Total	$2,901,940	$1,956,387	$(436,596)

Adjustments to Determine Average CAP for Non-PEO NEOs	2022	2021	2020
Summary Compensation Table (SCT) Total	$1,472,753	$1,116,582	$985,536
Adjustments to arrive at CAP
Deduction for change in pension values reported in the SCT	$—	$(2,842)	$(29,693)
Increase for "Service Cost" for Pension Plans	$9,746	$10,230	$9,606
Increase for "Prior Service Cost" for Pension Plans	$—	$—	$—
Deduction for stock awards amounts reported in the SCT	$(750,143)	$(451,752)	$(370,377)
Fair value of current year equity awards at year-end	$916,343	$296,729	$273,952
Change in value of prior years' awards unvested at year-end	$(259,428)	$(145,623)	$(135,161)
Change in value of prior years' awards that vested during current year	$8,151	$(10,286)	$(513,792)
Deduction of value of prior years' awards that were forfeited during year	$—	$—	$—
Dividends	$—	$—	$—
Total adjustments	$(75,331)	$(303,544)	$(765,465)
CAP Total	$1,397,422	$813,038	$220,071

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CAP vs. Total Shareholder Return (including Peer Group TSR)

As illustrated by the graphic to the left, as our TSR increased from 2020 to 2022, so to did the CAP to our PEO and our other NEOs. Indeed, there appears to be a high correlation between CAP and TSR. In 2020, the value of a $100 investment in our common stock actually declined to approximately $83 over the course of the year, and the CAP to our PEO turned out to be a negative number. When our TSR increased over the next two years (2021 and 2022), the CAP showed a similar increase.

Compensation Actually Paid vs. Net Income [Text Block]

CAP vs. Net Income
Net Income does not appear to have the same correlative relationship with CAP as TSR does. As illustrated in the graphic to the right, CAP increased considerably from 2020 to 2021 with a corresponding increase to net income. However, CAP again increased in 2022, even though net income declined. This can be explained through an examination of our compensation program. Our long-term equity incentive awards make up the largest percentage of the compensation package provided to our executives, and those awards use TSR as a primary metric. We use net income as a metric in our annual cash incentive, but that annual incentive is a smaller percentage of the overall compensation package.

Tabular List [Table Text Block]

Most Important Performance Measures
Earnings Per Share (3-year period)	Net Income	Relative Total Shareholder Return (3-year period)	Return on Average Equity (3-year period)

Total Shareholder Return Amount	$ 94.09	86.70	84.94
Peer Group Total Shareholder Return Amount	98.78	97.38	82.85
Net Income (Loss)	$ 183,008,000	$ 186,840,000	$ 155,215,000
PEO Name	Robert Rowe
Additional 402(v) Disclosure [Text Block]	Please see page 18 for a listing of the members of our peer group.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share(3-year period)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return(3-year period)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]

SUPPLEMENTAL INFORMATION — CAP vs. Return on Average Equity
Like net income, ROAE does not appear to have the same correlative relationship with CAP. The pattern in the graphic to the left nearly mirrors the pattern in the net income graphic above, and our compensation program provides the explanation. While ROAE is a metric we use in our long-term equity incentive awards, it is a secondary metric and does not drive the performance under those awards as much as TSR does. Thus, ROAE contributes less to the CAP to our executives.

Other Performance Measure Amount	0.074	0.085	(0.129)
Measure Name	Return on Average Equity(3-year period)
Non-GAAP Measure Description [Text Block]	Other than net income, we do not use a single-year financial measure to link CAP to our NEOs for the most recently completed fiscal year. We use several multi-year performance measures as listed in the Most Important Performance Measures table on page 47. We have supplemented the information provided in the CAP table with one of these multi-year measures — return on average equity over a three-year period.
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (473,632)	$ (1,488,980)	$ (3,538,644)
PEO [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(77,372)	(165,530)
PEO [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,723	44,145	54,333
PEO [Member] | Inclusion of Pension Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,940,934)	(1,906,246)	(1,698,500)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,554,097	1,253,305	1,267,128
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,152,262)	(749,144)	(628,926)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	34,744	(53,668)	(2,367,149)
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards, Value Of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(75,331)	(303,544)	(765,465)
Non-PEO NEO [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,842)	(29,693)
Non-PEO NEO [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,746	10,230	9,606
Non-PEO NEO [Member] | Inclusion of Pension Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(750,143)	(451,752)	(370,377)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	916,343	296,729	273,952
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(259,428)	(145,623)	(135,161)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,151	(10,286)	(513,792)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0